Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure - Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits [Abstract]
2022	$ 155
2023	139
2024	140
2025	142
2026 – 2031	$ 850